Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES

4. INVENTORIES

Inventories consisted of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Smart electric vehicles	$430	$1,313
Auto parts and other materials	552	1,110
Total	$982	$2,423

During the six months ended June 30, 2025 and 2024, the Group recognized inventory write-downs of US$0.7 million and nil, respectively, within cost of revenues. The write-down in 2025 was primarily due to the estimated net realizable value of the related inventories falling below their carrying cost.